JOINT VENTURES AND ASSOCIATES	9 Months Ended
Mar. 31, 2024
JOINT VENTURES AND ASSOCIATES
JOINT VENTURES AND ASSOCIATES

11.   JOINT VENTURES AND ASSOCIATES

	03/31/2024	06/30/2023
Assets
Synertech Industrias S.A.	39,942,506	36,026,710
Trigall Genetics S.A.	8,534	—
Alfalfa Technologies S.R.L.	36,503	36,502
Moolec Science S.A.	2,318,778	3,233,598
	42,306,321	39,296,810

	03/31/2024	06/30/2023
Liabilities
Trigall Genetics S.A.	—	622,823
	—	622,823

Changes in joint ventures investments and affiliates:

	03/31/2024	03/31/2023
As of the beginning of the period	38,673,987	37,836,144
Share-based incentives	65,470	3,825
Sale of equity investment - Indrasa Biotecnología S.A.	—	(13,433)
Sale of equity investment - Moolec Science S.A.	(900,000)	—
Foreign currency translation	(239)	(122,238)
Share of profit or loss	4,467,103	1,260,433
As of the end of the period	42,306,321	38,964,731

Share of profit or loss of joint ventures and affiliates:

	03/31/2024	03/31/2023
Trigall Genetics S.A.	631,357	496,934
Synertech Industrias S.A.	3,915,797	337,543
Moolec Science S.A.	(80,051)	482,989
Indrasa Biotecnología S.A.	—	(57,033)
	4,467,103	1,260,433